Quarterly Report
June 30, 2023
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 6.8%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$256,319
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	237,730
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,113,617
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,887,374
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,088,689
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,674,152
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,536,229
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	3,705,619
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,118,354
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2030	500,000	549,505
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2031	1,000,000	1,111,705
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2032	1,590,000	1,765,568
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,183,364
		$27,228,225
General Obligations - General Purpose – 20.7%
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2040	$1,830,000	$1,858,458
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2041	1,905,000	1,925,543
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2042	1,980,000	1,994,846
Attleboro, MA, General Obligation School Construction Bond Anticipation Notes, 5%, 11/01/2023	8,800,000	8,842,879
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	638,470
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	4,000,000	3,895,024
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	545,450
Commonwealth of Massachusetts, “A”, 5%, 5/01/2048 (w)	4,000,000	4,397,324
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,001,469
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,494,921
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2029	1,410,000	1,411,893
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2049	3,000,000	3,281,078
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,166,902
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,063,397
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	23,374	22,389
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	113,049
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	166,973
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	167,069
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	343,525	375,203
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	136,510
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	282,284	262,365
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	99,478
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	130,859
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	436,580
Fall River, MA, General Obligation Anticipation Notes, 4%, 2/02/2024	4,496,686	4,506,602
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2040	1,060,000	1,175,090
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,207,652
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,243,483
Hingham, MA, General Obligation Anticipation Notes, 4%, 2/16/2024	3,000,000	3,011,607
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,214,385
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,651,682
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,302,979
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, “A”, NPFG, 0%, 1/01/2029	1,560,000	1,277,620
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,117,603
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,144,692
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,012,132
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2042	695,000	700,860
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	5,000,000	4,935,685
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2023	1,215,000	1,221,007
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2024	740,000	757,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	$350,000	$365,519
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	685,748
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	790,682
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	729,952
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	756,221
Quincy, MA, General Obligation Purpose Loan, “A”, 5%, 6/01/2047	1,000,000	1,137,273
Quincy, MA, General Obligation, “B”, 5%, 7/01/2038	675,000	762,158
Quincy, MA, General Obligation, “B”, 5%, 7/01/2039	740,000	830,051
Quincy, MA, General Obligation, “B”, 5%, 7/01/2040	785,000	876,596
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	689,971
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	665,118
State of California, Various Purpose General Obligation, 4%, 3/01/2036	1,410,000	1,473,247
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	305,923
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	277,670
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	950,000	910,796
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	595,000	566,005
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,891,156
		$82,623,059
General Obligations - Schools – 2.5%
Bristol-Plymouth Regional Vocational Technical School District, MA, 5%, 2/28/2024	$6,000,000	$6,054,998
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	1,270,000	1,110,657
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,280,455
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038 (Prerefunded 2/15/2024)	3,375,000	1,551,138
		$9,997,248
Healthcare Revenue - Hospitals – 13.2%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,613,285
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,879,555
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,613,679
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,007,887
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2048	3,615,000	3,724,713
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2036	635,000	678,022
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2037	850,000	901,636
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2038	700,000	739,766
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2048	2,000,000	2,111,837
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,030,056
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,058,387
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,052,472
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,020,438
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,741,392
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	437,128
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	2,000,000	2,074,272
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	979,011
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	864,959
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,865,954
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,533,625
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,470,899
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	755,839
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,328,341
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,870,736
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,041,249
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,010,541
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,837,028
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,967,591
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2034	450,000	490,560
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,150,000	3,977,405
Massachusetts Development Financing Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	2,855,000	2,960,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	$2,120,000	$2,079,711
		$52,718,668
Healthcare Revenue - Long Term Care – 1.3%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,015,834
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4,154
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	421,507
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	530,487
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	472,071
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	703,399
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,207,889
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,010,611
		$5,365,952
Industrial Revenue - Environmental Services – 0.5%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	$2,000,000	$1,965,320
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$398,847
Miscellaneous Revenue - Other – 4.4%
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	$2,535,000	$2,524,276
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), “A”, 5%, 6/15/2024	6,000,000	6,107,953
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,065,009
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,061,198
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,050,002
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,051,903
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,097,293
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	141,125
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	934,025
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,529,009
		$17,561,793
Multi-Family Housing Revenue – 4.4%
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	$1,790,000	$1,795,495
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	940,832
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,844,492
Massachusetts Housing Finance Agency, “C”, 5.35%, 12/01/2049	1,035,000	1,035,684
Massachusetts Housing Finance Agency, “C-1”, HUD Section 8, 5.125%, 12/01/2057	3,000,000	3,113,906
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	3,000,000	2,967,208
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	822,270
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,580,899
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,425,843
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,676
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,110,132	1,087,294
		$17,804,599
Sales & Excise Tax Revenue – 5.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$26,032
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	20,884
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	26,234
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	255,000	225,384
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	2,590,000	2,638,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	$1,850,000	$2,124,474
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,389,351
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,282,730
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	71,320
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	239,000	227,740
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,803,000	2,732,557
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	597,000	567,765
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	243,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	2,179,000	2,065,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,842
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	99,355
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	17,092
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	755,484
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	657,137
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,912,000	818,067
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	585,000	446,794
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	274,950
		$20,719,075
Secondary Schools – 1.7%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	$1,000,000	$926,018
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	290,000	243,856
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	978,472
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	516,692
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,049,002
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,003,423
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	242,522
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,016,694
		$6,976,679
Single Family Housing - State – 2.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$600,000	$595,761
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	353,929
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	460,897
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	2,390,000	2,372,905
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	345,249
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	935,000	895,785
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	4,000,000	4,232,981
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,469,368
		$10,726,875
State & Local Agencies – 0.2%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	$665,000	$694,934
Student Loan Revenue – 5.3%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,492,167
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,399,379
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	3,000,000	2,530,054
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,250,000	1,969,078
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,348,166
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	635,000	618,020
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	3,000,000	2,967,834
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 5%, 7/01/2031	1,000,000	1,097,034
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	1,350,233
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,497,821
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	180,000	162,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,710,000	$1,691,737
		$21,124,113
Tax - Other – 0.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$255,000	$263,518
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	595,000	649,645
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	225,000	229,412
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	121,529
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	358,132
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	204,280
		$1,826,516
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,453
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	32,383
		$56,836
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,193,939
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,340,000	1,213,998
		$2,407,937
Toll Roads – 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,095,705
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,335,824
		$4,431,529
Transportation - Special Tax – 2.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,997,118
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,157,535
Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2052	3,000,000	3,265,898
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	225,000	238,633
		$9,659,184
Universities - Colleges – 17.9%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	$2,830,000	$2,028,372
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	605,000	651,905
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,854,283
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,014,919
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	873,249
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	645,406
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	349,803
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,814,451
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,540,695
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	894,178
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	2,857,636
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	730,781
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,850,967
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,030,035
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,952,516
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,131,417
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	203,598
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,252,649
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	998,050
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,263,235
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	417,329

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	$1,825,000	$1,508,278
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,228,804
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,555,000	1,769,889
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	1,850,000	1,888,531
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,069,526
Massachusetts Development Finance Agency Rev. (Simmons University), “M”, 5%, 10/01/2045	725,000	726,615
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	2,364,515
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	865,610
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,160,840
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,962,374
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,117,930
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,704,643
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	922,617
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,010,058
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,440,082
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,908,955
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,110,314
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,418,497
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,400,000	2,223,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	265,000	260,828
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,065
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,182
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	479,595
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,094,555
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,588,629
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,247,148
		$71,593,539
Utilities - Municipal Owned – 0.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$204,044
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	239,521
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	13,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	118,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	191,250
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	381,223
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,506
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	300,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	46,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	24,375
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	11,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	112,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	56,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2024 (a)(d)	135,000	50,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	9,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	155,625
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	11,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	24,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	195,000	73,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	220,000	82,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	28,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	86,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	71,250
		$2,325,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 3.4%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,065,000	$2,159,155
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,916,882
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,165,000	1,150,950
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,250,000	2,353,722
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,344,544
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,610,000	1,644,606
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,089,767
		$13,659,626
Water & Sewer Utility Revenue – 3.2%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$461,856
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,390,703
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,406,321
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,471,048
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,104
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	2,911,824
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	485,224
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	844,766
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	681,209
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	1,931,057
		$12,659,112
Total Municipal Bonds		$394,525,210
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$516,387
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,134,593	358,177
Total Bonds		$874,564
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$680,313	$342,708
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.04% (v)	3,153,783	$3,154,414

Other Assets, Less Liabilities – 0.2%		992,410
Net Assets – 100.0%		$399,889,306
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,154,414 and $395,742,482, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,252,842, representing 2.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$394,867,918	$—	$394,867,918
U.S. Corporate Bonds	—	874,564	—	874,564
Mutual Funds	3,154,414	—	—	3,154,414
Total	$3,154,414	$395,742,482	$—	$398,896,896
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,411,492	$15,836,181	$21,092,565	$(122)	$(572)	$3,154,414

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,906	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2023, are as follows:
Massachusetts	84.4%
California	3.8%
Puerto Rico	3.3%
Alabama	1.6%
Illinois	1.3%
Tennessee	1.3%
New York	0.8%
Connecticut	0.7%
Texas	0.7%
Guam	0.5%
New Jersey	0.5%
Pennsylvania	0.4%
New Hampshire	0.3%
Ohio	0.3%
Maryland	0.2%
Virginia	0.2%
Wisconsin	0.2%
Colorado	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.